Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
From time to time, the Company awards stock options to its employees, including the named executive officers. Historically, the Company has awarded new-hire option grants on or soon after a new hire’s employment start date and periodic annual refresh employee option grants, which refresh grants are typically approved at a meeting of the Compensation Committee. Non-employee directors receive automatic initial and annual grants of stock option and restricted stock units, at the time of a director’s appointment or election to the board and at the time of each annual meeting of our stockholders, respectively. For additional information on our non-employee director compensation policy see below under the heading, “Director Compensation - Non-Employee Director Compensation Program.” The Company does not maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing and terms of stock option awards and generally does not time the grant of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	From time to time, the Company awards stock options to its employees, including the named executive officers. Historically, the Company has awarded new-hire option grants on or soon after a new hire’s employment start date and periodic annual refresh employee option grants, which refresh grants are typically approved at a meeting of the Compensation Committee. Non-employee directors receive automatic initial and annual grants of stock option and restricted stock units, at the time of a director’s appointment or election to the board and at the time of each annual meeting of our stockholders, respectively.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing and terms of stock option awards and generally does not time the grant of stock options in relation to the Company’s public disclosure of MNPI.
MNPI Disclosure Timed for Compensation Value	false